COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 15 -COMMITMENTS AND CONTINGENCIES

a. Commissions arrangements:

The Group is committed to pay marketing commissions ranging 1% to 10% to sale agents of total sales contracts. Commission expenses were $423, $528 and $694 for the years ended December 31, 2021, 2020 and 2019, respectively. The commissions were recorded as part of the selling and marketing expenses.

b. Royalty commitments:

(1)TAT is committed to pay royalties to third parties, ranging from 12% to 20% of sales of products developed by the third parties. Royalty expenses were $95, $174 and $42 for the years ended December 31, 2021, 2020 and 2019, respectively. The royalties were recorded as part of the cost of revenues.

(2)Piedmont is committed to pay royalties to a third party, ranging 5% to 13% of sales of products purchased from the third party. That third party is the exclusive manufacturer of the products for which Piedmont provides MRO services.

In addition, Piedmont is committed to pay another third party royalties of 10% to 20%, on parts reclaimed to use in MRO services or sold to our customers when they are manufactured by the third party. Royalty expenses were $2,245, $1,648 and $2,310 for the years ended December 31, 2021, 2020 and 2019, respectively. The royalties were recorded as part of the cost of revenues.

c. Guarantees:

(1)In order to secure TAT's liability to the Israeli customs, the Company provided bank guarantees in amounts of $40, $64 and $32. The guarantees are linked to the consumer price index and is valid until January 2022, March 2022 and January 2023, respectively.

(2)To secure TAT's liability to the lessor of its premises, the Company provided a bank guarantee in the amount of $930. The guarantee is linked to American US dollar and it's valid until June 2022.